Dividends and other appropriations (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Dividends [Abstract]
Summary of Detailed Information About Dividends

	2017		2016		2015

	Pence per share	£m	Pence per share	£m	Pence per share	£m

Ordinary shares

Interim

2017 paid 8 February 2018	43.6	1,004

2017 paid 28 September 2017	56.5	1,284

2016 paid 28 September 2016			51.3	961

2015 paid 30 September 2015					49.4	908

Final

2016 paid 4 May 2017	118.1	2,181

2015 paid 5 May 2016			104.6	1,949

2014 paid 7 May 2015					100.6	1,862

	218.2	4,469	155.9	2,910	150.0	2,770